DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of detailed information about components of assets and liabilities held for sale [Table Text Block]

	As at December 31, 2022
	La Guitarra	La Parrilla
Assets:
Cash and cash equivalents	$5,218	$—
Trade and other receivables	396	—
Inventory	437	876
Prepaid expenses and other	51	—
Current assets	$6,102	$876

Non-Current Assets:
Mineral Interests - depletable	30,193	13,758
Mineral Interests - non-depletable	3,917	5,252
Property, plant and equipment	4,004	7,821
Right of use assets	16	645
Deposits on long-term assets	26	117
Total assets held-for-sale	$44,258	$28,469

Liabilities:
Trade payables and accrued liabilities	$141	$—
Current portion of lease obligations	8	—
Current Liabilities	$149	$—

Non-Current Liabilities:
Deferred tax liabilities	6,894	1,667
Lease obligations	12	438
Decommissioning liabilities	2,951	4,167
Total liabilities relating to assets held-for-sale	$10,006	$6,272
Net assets held for sale	$34,252	$22,197

Disclosure of detailed information about sale of a portfolio of royalty interests [Table Text Block]

Asset	Owner	Location	Royalty	Allocated Value Total
La Encantada	First Majestic Silver Corp.	Coahuila, Mexico	100% Gold Royalty(1)	$1,720,574
La Parrilla	First Majestic Silver Corp.	Durango, Mexico	2% Net Smelter Return	$3,871,290
Del Toro	First Majestic Silver Corp.	Zacatecas, Mexico	2% Net Smelter Return	$3,226,075
San Martin	First Majestic Silver Corp.	Jalisco, Mexico	2% Net Smelter Return	$5,376,792
La Guitarra	First Majestic Silver Corp. - undergoing a binding purchase agreement to Sierra Madre Gold & Silver	Mexico, Mexico	2% Net Smelter Return	$3,011,004
Plomosas	GR Silver Mining Ltd.	Sinaloa, Mexico	2% Net Smelter Return	$4,301,434
La Luz	First Majestic Silver Corp.	San Luís Potosí, Mexico	2% Net Smelter Return	$—
La Joya	First Majestic Silver Corp. - Optioned to Silver Dollar Resources	Durango, Mexico	2% Net Smelter Return	$—
(1) Up to the first 1,000 payable ounces annually